OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 3,541,000	$ 3,233,000
Agent receivables	1,227,000	961,000
Advances	1,644,000	1,375,000
Claims receivables	4,342,000	2,241,000
Bunker receivables on time charter-out contracts	16,312,000	12,053,000
Other receivables	8,092,000	9,488,000
Other current assets	35,158,000	29,351,000
Allowance for credit losses	46,300	27,300
Allowance for doubtful accounts	$ 0	$ 0